Document and Entity Information	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	Ellomay Capital Ltd.
Entity Central Index Key	0000946394
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Entity Address, Address Line One	18 Rothschild Blvd
Entity Address, Address Line Two	Tel Aviv
Entity Address, Postal Zip Code	6688121
Entity Address, Country	IL